                                                As filed pursuant to Rule 497
                                                Under the Securities Act of 1933
                                                Registration No. 333-66106




                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

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                            VARIABLE SEPARATE ACCOUNT
                SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUSES:
                      POLARIS PLATINUM II DATED MAY 1, 2007
                  POLARIS II PLATINUM SERIES DATED MAY 1, 2007
                  POLARIS PREFERRED SOLUTION DATED MAY 1, 2007
                       POLARIS CHOICE II DATED MAY 1, 2007
                      POLARIS CHOICE III DATED MAY 1, 2007
                        POLARIS ADVISOR DATED MAY 1, 2007
                    POLARIS ADVANTAGE DATED OCTOBER 15, 2007

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                          VARIABLE ANNUITY ACCOUNT FOUR
                 SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUS:
                        ANCHOR ADVISOR DATED MAY 1, 2007

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                          VARIABLE ANNUITY ACCOUNT FIVE
                SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUSES:
                      SEASONS SELECT II DATED JULY 30, 2007
                        SEASONS ELITE DATED JULY 30, 2007
                     SEASONS ADVISOR II DATED JULY 30, 2007
                 SEASONS PREFERRED SOLUTION DATED JULY 30, 2007

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                         VARIABLE ANNUITY ACCOUNT SEVEN
                SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUSES:
                        POLARIS PLUS DATED JULY 30, 2007
             POLARIS II A-CLASS PLATINUM SERIES DATED JULY 30, 2007

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On July 26, 2007, the Department of the Treasury published final 403(b) regulations that are largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.

Prior to the effective date of the final regulations, provisions applicable to tax-free transfers and exchanges of 403(b) annuity contracts or custodial accounts became effective September 25, 2007, replacing existing rules under IRS Revenue Ruling 90-24 ("90-24 transfer"). Under these new rules, transfers and exchanges (both referred to below as "transfers") are available only to the extent permitted under the employer's 403(b) plan once established. Additionally, transfers occurring after September 24, 2007 that do not comply with these new rules can become taxable on January 1, 2009, or the date of the transfer, whichever is later. If you make a transfer to a contract or custodial account that is not part of the employer's 403(b) plan (other than a transfer to a different plan), and the provider and employer fail to enter into an information sharing agreement by January 1, 2009, the transfer would be considered a "failed" transfer that is subject to tax. Additional guidance issued by the IRS generally permits a failed transfer to be corrected no later than June 30, 2009 by re-transferring to a contract or custodial account that is part of the employer's 403(b) plan or that is subject to an information-sharing agreement with the employer.

In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to made to the contract on or after September 25, 2007. Further, contracts that are not grandfathered are generally required to be part of, and subject to the requirements of an employer's 403(b) plan upon its establishment, but no later than by January 1, 2009.

The new rules in the final regulations generally do not affect a participant's ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.

You may wish to discuss the new regulations and/or the general information above with your tax advisor.


Dated:  December 21, 2007

                Please keep this Supplement with your Prospectus


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